Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepayments and Other Assets [Abstract]
Prepayments and inventories	$ 4,727,860	$ 8,845,219
Deposits and other receivables	1,584,918	1,328,372
Total	6,312,778	10,173,591
Portion classified as non-current	(58,205)	(24,608)
Current portion	$ 6,254,573	$ 10,148,983